Accounts And Revenues Receivable (Narrative) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 customer	Dec. 31, 2012 customer	Dec. 31, 2011 customer
Revenue, Major Customer [Line Items]
Accounts and revenues receivable	$ 31.3	$ 33.1	$ 37.2
Revenue receivables		24.0	27.0
Number of companies, revenue receivables	5	5	5
Top Five Customers [Member]
Revenue, Major Customer [Line Items]
Revenue receivables	$ 22.3	$ 24.0